Taxation	12 Months Ended
Dec. 31, 2019
Taxation
Taxation

7. Taxation

(a) Value-added tax (“VAT”)

The Group’s subsidiary, consolidated VIEs and VIEs’ subsidiaries incorporated in China are subject to statutory VAT rate of 6% for services rendered.

The Group is also subject to urban construction tax at the rate of 7%, education surcharges at the rate of 3%, local education surcharges at the rate of 2% and other surcharges on VAT payments to the tax authorities according to PRC tax law, which are recorded in the cost of revenues in the consolidated statements of comprehensive income.

(b) Income tax

Composition of income tax

The following table presents the composition of income tax (benefits)/expenses for the years ended December 31, 2017, 2018 and 2019:

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax expense	5,129	24,955	54,049
Deferred tax benefits	(9,110)	(21,784)	(4,314)
Income tax (benefits)/expenses	(3,981)	3,171	49,735

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax rate for 2017. Under the current Hong Kong Inland Revenue Ordinance, from the year of assessment 2018/2019 onwards, the subsidiaries in Hong Kong are subject to profits tax at the rate of 8.25% on assessable profits up to HK$2,000, and 16.5% on any part of assessable profits over HK$2,000. The payments of dividends by these companies to their shareholders are not subject to any Hong Kong withholding tax.

China

Under the PRC Enterprise Income Tax Law, or EIT Law, the standard enterprise income tax rate (“EIT rate”) is 25%. Entities qualifying as High and New Technology Enterprises (“HNTEs”) enjoy a preferential tax rate of 15% subject to a requirement that they re-apply for HNTE status every three years.

Beijing So-Young was entitled to be HNTE and subject to a preferential tax rate of 15% in 2017, however the entity failed to meet the criteria for qualification as HNTE in 2018, therefore, it was subject to the income tax rate of 25% in 2018 and 2019. So-Young Wanwei was entitled as HNTE in 2018 and eligible for a preferential EIT rate of 15%, for the three-year period from 2018 to 2020, so long as it meets the HNTE criteria.

All other PRC incorporated entities of the Group were subject to a 25% income tax rate for all the years presented.

In general, all of the tax returns of the Company’s PRC entities in China remain subject to examination by the tax authorities for up to five years from the date of filing. The Company may also be subject to the examination of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s income tax (benefits)/expenses for the years ended December 31, 2017, 2018 and 2019:

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income tax expenses at PRC statutory income tax rate—25%	3,305	14,563	56,615
Permanent differences(1)	(355)	(4,592)	(6,829)
Tax rate difference from tax holiday and statutory rate in other jurisdictions	(5,432)	(2,100)	(12,351)
Change in valuation allowance	(1,499)	(4,700)	12,300
Income tax (benefits)/expenses	(3,981)	3,171	49,735
(1)	The permanent differences mainly consisted of additional deduction for research and development expenditures and non-deductible expenses.

The per share effect of the tax holidays are as follows:

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net gain per ordinary share effect—basic	0.40	0.22	0.13
Net gain per ordinary share effect—diluted	0.40	0.22	0.12

(c) Deferred tax assets

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	24,504	42,201
Payroll and expense accrued	9,410	11,691
Net operating tax loss carry forwards	6,150	5,355
Loss on equity investment	2,625	—
Impairment losses	2,101	1,670
Others	1,847	2,334
Less: valuation allowance	(15,743)	(28,043)
Total deferred tax assets, net	30,894	35,208

The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance as of January 1,	(21,942)	(20,443)	(15,743)
Change of valuation allowance	1,499	4,700	(12,300)
Balance as of December 31,	(20,443)	(15,743)	(28,043)

The decrease of valuation allowance in 2018 was mainly related to the deferred tax assets recognized from net operating losses of So-Young Wanwei. So-Young Wanwei has been generating taxable income in 2017 and 2018 and the Company has projected it will generate sufficient taxable income in future years to utilize prior year tax losses due to continued growth. As such, the Company believes that it is more likely than not that it will be able to realize the deferred tax assets, and the Company has reversed respective valuation allowance as of December 31, 2018 accordingly.

The increase of valuation allowance in 2019 was mainly related to the deferred tax assets recognized from advertising expenses of Beijing So-Young, as the Group did not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets is more likely than not to be realized.

The tax losses of the Group expire over different time intervals depending on local jurisdiction. Certain entity’s expiration period for tax losses has been extended from five years to ten years due to new tax legislation released in 2018. As of December 31, 2019, certain entities of the Group had net operating tax loss carry forwards, if not utilized, would expire as follows:

RMB
Loss expiring in 2020	—
Loss expiring in 2021	117
Loss expiring in 2022	4,009
Loss expiring in 2023	5,836
Loss expiring in 2024	9,370
Total	19,332

(d) Withholding income tax

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous EIT Law. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

To the extent that subsidiaries and the VIE and subsidiaries of the VIE of the Group have undistributed earnings, the Company will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2018 and 2019, the Company did not record any withholding tax as the PRC entities were still in accumulated deficit position.